Research and Development Expenses, Net (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Schedule of Research and Development Expenses [Line Items]
Research and development expense	₪ 16,921	$ 4,881	₪ 29,200	₪ 22,919
Less: Participation in R&D expenses, See Note 13B	(573)		(9,257)	(6,428)
IIA participation in R&D expenses, See Note 13(A)(2)	(2,282)		(3,154)	(4,627)
Participation in research and development expenses	(2,855)	(823)	(12,411)	(11,055)
Research and development expenses, net	14,066	$ 4,058	16,789	11,864
Payroll and related expenses [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expense	7,687		8,728	7,656
Share-based payments [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expense	1,197		2,127	2,464
Subcontractors and consultants [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expense	2,554		11,328	7,532
Consumables and materials [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expense	698		1,806	1,035
Depreciation and amortization [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expense	1,002		826	763
Rent and maintenance [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expense	2,700		2,963	2,448
Other [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expense	₪ 1,083		₪ 1,422	₪ 1,021